Share Purchase Warrants and Stock Options - Schedule of Activity of Stock Options (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
Dec. 31, 2023 USD ($) $ / shares shares
Share Purchase Warrants and Stock Options - Schedule of Activity of Stock Options (Details) [Line Items]
Number of stock options, Beginning Balance | shares	48,137
Weighted average exercise price, Beginning Balance | $ / shares	$ 65
Intrinsic value, Beginning Balance | $	$ 89,238
Number of stock options, Issued | shares	62,869
Weighted average exercise price, Issued | $ / shares	$ 28.68
Number of warrants, Exercised | shares
Weighted average exercise price, Exercised | $ / shares
Number of warrants, Expired/forfeited | shares	(4,948)
Weighted average exercise price, Cancelled/expired/forfeited | $ / shares	$ 28.92
Number of stock options, Beginning Balance | shares	106,058
Weighted average exercise price, Beginning Balance | $ / shares	$ 45.32
Intrinsic value, Beginning Balance | $
Number of warrants, Exercisable | shares	73,919
Weighted average exercise price, Exercisable | $ / shares	$ 52.5
Intrinsic value, Exercisable | $